Long-term debt and credit facility	12 Months Ended
Dec. 31, 2025
Long-term debt and credit facility
Long-term debt and credit facility
15.	Long-term debt and credit facility

	2025	2024
	($)	($)
Balance – Beginning of period	46,639	18,587
Additions net of financing fees – 2025 Financing Facility	120,241	65,960
Additions – Mining equipment financings	8,335	1,065
Repayment of Credit Facility and mining equipment financings	(38,709)	(43,804)
Interest capitalized	12,568	5,329
Interest paid	(2,422)	(3,696)
Write-offs	—	(561)
Currency translation adjustments	(2,095)	3,759
Balance – End of period	144,557	46,639

Current portion	6,771	40,675
Non-current portion	137,786	5,964
	144,557	46,639

Credit Facility

In 2024, the Company entered into and amended a credit agreement with National Bank of Canada providing for a US$50 million delayed draw term loan (the “Credit Facility") which was repaid in full on July 21, 2025.

2025 Financing Facility

On July 21, 2025, the Company entered into a credit agreement with Appian ODV (Jersey) Ltd and other lenders, providing for a US$450 million senior secured credit facility (the “2025 Financing Facility”).

The 2025 Financing Facility (i) repaid the outstanding debt under the existing National Bank of Canada, and (ii) is intended to fund pre-construction activities, development, construction, operation and working capital requirements of the Cariboo Gold Project and Barkerville. The 2025 Financing Facility is non-revolving and available in multiple advances, consisting of an initial draw of US$100 million ($137.2 million) which occurred on July 21, 2025 and, up to four subsequent draws of at least US$50 million each, subject to satisfaction of certain conditions precedent which were not met as at December 31, 2025. The availability period for subsequent advances ends 36 months after the closing date.

The maturity date of the 2025 Financing Facility is July 21, 2028, which is three years from the closing date of July 21, 2025, unless the second advance is made, in which case the maturity date is extended to eight years from the closing date. Interest on the facility is calculated as follows:

●	Until the second advance: (i) the Secured Overnight Financing Rate (“SOFR”); plus (ii) adjustment of 0.10% per annum; plus (iii) 9.50% per annum
●	After the second advance: (i) the Secured Overnight Financing Rate (“SOFR”); plus (ii) adjustment of 0.10% per annum; plus (iii) 7.50% per annum

During the first 12 months following the closing date, the Company may elect to pay up to 100% of the accrued interest in cash or in kind ("PIK"). Any PIK amount will be added to the principal balance. Thereafter, and prior to any Subsequent Draws, up to 50% of the interest may be payable in kind at the Company's election. Following the second advance, all interest is payable in cash.

The obligations under the 2025 Financing Facility are guaranteed by the Company pursuant to a limited recourse guarantee and secured by a first-ranking security interest against all of the shares of Barkerville held by the Company.

Additionally, the obligations are secured by a first- ranking security interest over all present and future assets and property of Barkerville. The facility includes customary financial and non-financial covenants, including minimum liquidity, tangible net worth, and project-specific coverage ratios. As at December 31, 2025, all such covenants were met.

In connection with the 2025 Financing Facility, the Company recorded $17.0 million of financing fees, including $9.0 million related to the warrants issued to the lenders and described in Note 20.

Mining equipment financings

The Company financed a portion of the mining equipment acquisitions with third parties. The loans are guaranteed by the mining equipment and are payable in monthly instalments.

Lease liabilities

As at December 31, 2025, the lease liabilities amounted to $3.9 million ($0.4 million as at December 31, 2024).

The schedule for expected payments of the mining equipment financings and Financing Facility are as follows:

	Less than 1 year	1-2 years	3-4 years	Over 5 years
	$	$	$	$
Total payments – Mining equipment financings and lease liabilities	5,653	5,898	510	117
Total payments – Financing Facility (principal)	—	129,844	—	—